Income Taxes - Schedule of Components of (Loss) Income Before Provision for Income Taxes (Details) (10K) - USD ($) $ in Thousands	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 26, 2020	Sep. 28, 2019	Sep. 26, 2019	Sep. 26, 2020	Sep. 28, 2019	Sep. 26, 2019	Dec. 28, 2019	Dec. 29, 2018
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Domestic							$ (4,795)	$ (4,840)
Foreign							(434)	(1,639)
Loss Before Provision for Income Tax	$ (2,759)	$ (1,080)	$ (1,080)	$ (13,648)	$ (2,646)	$ (2,646)	$ (5,229)	$ (6,479)